UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	6-30-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Westcliff Capital Management, LLC
Address:	200 Seventh Avenue, Suite 105
		Santa Cruz, CA  95062

Form 13F File Number:	28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard S. Spencer III
Title:	Manager
Phone:	831-479-0422

Signature, Place and Date of Signing:

	Richard S. Spencer III		Santa Cruz, CA			7-27-99
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		53,632


List of Other Included Managers:

NONE



Name of Issuer             TITLE OF  CUSIP     Value   Shares        INV.    OTHER     AUTH
                           CLASS               x1000                 DISC    MGR       SOLE
3Dfx Interactive Inc.      COM     88553x103      863   55245SH      Sole               55245
Abraxas Petroleum          COM     003830106      242  204000SH      Sole              204000
Artisan Components         COM     042923102      432   37200SH      Sole               37200
Artisoft Inc.              COM     04314l106      423   83600SH      Sole               83600
Ashanti Goldfields Co. Ltd.COM     043743202      696  100302SH      Sole              100302
Barret Resources           COM     068480201     2812   73270SH      Sole               73270
Bellwether Exploration Co. COM     079895207      528   96000SH      Sole               96000
Coachman Industries        COM     189873102      737   31690SH      Sole               31690
Coflexip                   COM     192384105     1451   33350SH      Sole               33350
Cooper & Cameron           COM     216640102      933   25180SH      Sole               25180
Dal Tile International     COM     23426R108      118   10370SH      Sole               10370
Devon Energy               COM     251799102      541   15120SH      Sole               15120
Dril Quip Inc              COM     262037104      826   36010SH      Sole               36010
EVI Weatherford Inc.       COM     268939105      975   26620SH      Sole               26620
Ensco International        COM     26874Q100     1128   56570SH      Sole               56570
Enzon Inc.                 COM     293904108      603   29129SH      Sole               29129
Esenjay Exporation         COM     296426109      798  354710SH      Sole              354710
Evergreen Res Inc          COM     299900308     1509   59920SH      Sole               59920
Fisher Imaging             COM     337719108      240  137300SH      Sole              137300
Frontier Oil Corp f/n/a WaiCOM     35914P105      920  135100SH      Sole              135100
Greenstone Resources       COM     39573W104       70  446640SH      Sole              446640
Grey Wolf Inc.             COM     397888108     1082  432820SH      Sole              432820
Grupo Industrial Durango   COM     40048e109      425   39740SH      Sole               39740
Gulfmark Offshore          COM     402629109     1551   81630SH      Sole               81630
HS Resources Inc.          COM     404297103      331   22410SH      Sole               22410
Huntway Refining           COM     447309105      747  497736SH      Sole              497736
Interlink Electronics      COM     458751104     1021  102700SH      Sole              102700
Key Energy                 COM     492914106      787  221010SH      Sole              221010
Key Tronic Corp            COM     493144109      246   43700SH      Sole               43700
Labor Ready Inc.           COM     505401208      231    7120SH      Sole                7120
Meridian Resource Corp     COM     58977q109      524  135210SH      Sole              135210
Nabors Industries          COM     629568106     1630   66880SH      Sole               66880
Pan American Silver        COM     697900108     2693  448850SH      Sole              448850
Paradigm Geophysical Ltd   COM     69900j104     1059  155500SH      Sole              155500
Pennaco Energy Inc.        COM     708046107     4261  362660SH      Sole              362660
Pope & Talbot              COM     732827100     1211  100420SH      Sole              100420
Pride International Inc.   COM     741932107     1432  135620SH      Sole              135620
Prima Energy Corp          COM     741901201      277   12250SH      Sole               12250
Prosoft 1 Net Solutions    COM     743477101      483  193180SH      Sole              193180
R & B Falcon Drilling      COM     74912E101     1008  107550SH      Sole              107550
Remmington Oil and Gas CorpCOM     759594302      671  137550SH      Sole              137550
Rowan Companies            COM     779382100      979   53630SH      Sole               53630
Santa Fe Int'l             COM     G7805c108     1108   48170SH      Sole               48170
Stolt Comex Seaway         COM     l8873e103     1490  136990SH      Sole              136990
Storm Energy Inc.          COM     861918100       54   31940SH      Sole               31940
TVX Gold Inc.              COM     873081401      184  183550SH      Sole              183550
UTI Energy                 COM     903387108     1209   72980SH      Sole               72980
Ultra Petroleum Corp       COM     903914109       55   67100SH      Sole               67100
Universal Electronics Inc. COM     913483103     4597  163815SH      Sole              163815
Veritas DGC                COM     92343p107      673   36770SH      Sole               36770
West Pharmaceutical ServiceCOM     953348109      854   21750SH      Sole               21750
Western Gas Resources Inc. COM     958259103     2664  166480SH      Sole              166480
Winnebago Ind.             COM     974637100      879   39060SH      Sole               39060
Zoll Medical Corp          COM     989922109      371   30900SH      Sole               30900

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